Net finance income (expense) (Tables)	6 Months Ended
Jun. 30, 2019
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Summary of Net Finance Income (Expense)

	2019	2018 Restated	2019	2018 Restated
	Jan-Jun	Jan-Jun	Apr-Jun	Apr-Jun
Finance income	589	1,482	332	1,166

Income from investments and marketable securities (Government Bonds)	239	292	114	150
Discount and premium on repurchase of debt securities	3	242	1	242
Gains from signed agreements (electric sector)	80	574	80	574
Other income, net	267	374	137	200

Finance expenses	(3,368)	(3,235)	(1,591)	(1,460)

Interest on finance debt	(2,547)	(3,152)	(1,233)	(1,546)
Unwinding of discount on lease liabilities	(785)	(6)	(452)	(2)
Discount and premium on repurchase of debt securities	(185)	(604)	(1)	(185)
Capitalized borrowing costs	693	988	347	491
Unwinding of discount on the provision for decommissioning costs	(411)	(349)	(202)	(166)
Other finance expenses and income, net	(133)	(112)	(50)	(52)

Foreign exchange gains (losses) and indexation charges	(1,643)	(1,282)	(928)	(523)

Foreign exchange	(221)	234	(202)	242
Expenses	(1,494)	(1,610)	(739)	(789)
Other foreign exchange gains (losses) and indexation charges, net	72	94	13	24

Total	(4,422)	(3,035)	(2,187)	(817)